Subsequent Event - Disposition Of Mexican Subsidiaries - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013 Mexican subsidiaries Theatre Screens	Dec. 31, 2012 Mexican subsidiaries	Dec. 31, 2011 Mexican subsidiaries	Dec. 31, 2010 Mexican subsidiaries	Mar. 31, 2013 Mexican subsidiaries	Feb. 28, 2013 Mexican subsidiaries Dispositions Screens Theatre
Subsequent Event [Line Items]
Number of theatres to be sold						31					31
Number of screens to be sold						290					290
Total revenues	$ 547,773	$ 578,818	$ 2,473,531	$ 2,279,613	$ 2,141,144		$ 75,333	$ 74,448	$ 70,859
Stock purchase agreement, sale of subsidiaries										$ 130,000	$ 125,000